Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost $1,080,464 and $757,188)	$ 1,105,404	$ 766,589
Equity securities, available-for-sale, at fair value (cost $6,939 and $6,939)	6,241	6,287
Equity investment in unconsolidated subsidiaries	135,827	133,193
Other investments	3,242	2,893
Securities pledged (amortized cost $71,067 and $133,013)	70,740	133,922
Total investments	1,321,454	1,042,884
Cash and cash equivalents	108,352	73,823
Accrued investment income	9,693	9,263
Premiums and other receivables, net	684,064	449,252
Deferred acquisition costs	99,093	60,112
Reinsurance recoverable on unpaid losses (includes $152,212 and $176,241 from related parties at March 31, 2014 and December 31, 2013, respectively)	927,475	950,828
Prepaid reinsurance premiums	57,570	50,878
Due from affiliate	10,400	4,785
Premises and equipment, net	29,562	29,535
Intangible assets, net	83,096	86,564
Goodwill	82,652	70,351
Prepaid and other assets	8,663	9,240
Total assets	3,422,074	2,837,515
Liabilities:
Unpaid loss and loss adjustment expense reserves	1,315,479	1,259,241
Unearned premiums	692,557	476,232
Unearned service contract and other revenue	8,958	7,319
Reinsurance payable (includes $71,366 and $76,360 to related parties at March 31, 2014 and December 31, 2013, respectively)	117,733	93,534
Accounts payable and accrued expenses	183,407	91,143
Securities sold under agreements to repurchase, at contract value	66,993	109,629
Deferred tax liability	36,970	24,476
Income tax payable	19,015	1,987
Notes payable	79,874	81,142
Other liabilities	45,498	49,945
Total liabilities	2,566,484	2,194,648
Stockholders' equity:
Common stock, $0.01 par value - authorized 150,000,000 shares, issued and outstanding 93,344,400 shares - 2014; authorized 150,000,000 shares, issued and outstanding 79,731,800 shares - 2013	933	797
Preferred stock, $0.01 par value - authorized 10,000,000 shares, issued and outstanding 0 shares	0	0
Additional paid-in capital	615,927	437,006
Accumulated other comprehensive income	15,599	7,425
Retained earnings	223,012	197,552
Total National General Holdings Corp. Stockholders' Equity	855,471	642,780
Non-controlling interest	119	87
Total stockholders’ equity	855,590	642,867
Total liabilities and stockholders' equity	$ 3,422,074	$ 2,837,515